DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS BY CUSTOMERS
Carrying value	$ 109,760,722	$ 98,686,516
Fair value	110,164,333	100,085,855
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying value	86,592,320	71,178,788
Fair value	86,553,690	71,315,171
Between 1 and 3 years
DEPOSITS BY CUSTOMERS
Carrying value	10,868,175	13,715,792
Fair value	10,919,972	13,949,647
Between 3 and 5 years
DEPOSITS BY CUSTOMERS
Carrying value	2,490,326	3,197,528
Fair value	2,462,312	3,256,102
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying value	9,809,901	10,594,408
Fair value	$ 10,228,359	$ 11,564,935